Share Based Compensation - Schedule of Employee Equity Award Activity (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 $ / shares
Share Based Compensation [Abstract]
Number of options, Outstanding (in Shares) | shares		49,270,000
Weighted- average exercise price, Outstanding		¥ 0.06
Weighted- average grant-date fair value, Outstanding (in Dollars per share) | $ / shares			$ 0.06
Weighted- average remaining contractual term, Outstanding		1 year 1 month 6 days
Aggregate intrinsic Value, Outstanding (in Yuan Renminbi) | ¥
Number of options, Granted (in Shares) | shares
Weighted- average exercise price, Granted
Weighted- average grant-date fair value, Granted
Aggregate intrinsic Value, Granted (in Yuan Renminbi) | ¥
Number of options, Forfeited (in Shares) | shares
Weighted- average exercise price, Forfeited
Weighted- average grant-date fair value, Forfeited
Aggregate intrinsic Value, Forfeited (in Yuan Renminbi) | ¥
Number of options, Exercised (in Shares) | shares	(14,270,000)
Weighted- average exercise price, Exercised
Weighted- average grant-date fair value, Exercised
Aggregate intrinsic Value, Exercised (in Yuan Renminbi) | ¥
Number of options, Outstanding (in Shares) | shares	35,000,000
Weighted- average exercise price, Outstanding	¥ 0.06
Weighted- average grant-date fair value, Outstanding	¥ 0.05
Aggregate intrinsic Value, Outstanding (in Yuan Renminbi) | ¥
Number of options, Vested and expected to vest (in Shares) | shares	35,000,000
Weighted- average exercise price, Vested and expected to vest	¥ 0.06
Weighted- average grant-date fair value, Vested and expected to vest	¥ 0.05
Aggregate intrinsic Value, Vested and expected to vest (in Yuan Renminbi) | ¥
Number of options, Exercisable (in Shares) | shares	35,000,000
Weighted- average exercise price, Exercisable	¥ 0.06
Weighted- average grant-date fair value, Exercisable	¥ 0.05
Aggregate intrinsic Value, Exercisable (in Yuan Renminbi) | ¥